Loans and Borrowings - Schedule of Loans and Borrowings (Details)		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term borrowings:
Short-term borrowings		¥ 84,000,000	$ 11,507,953	¥ 74,000,000
Long term loans and borrowings, current:
Long term loans and borrowings, current				1,250,000
Total		¥ 84,000,000		75,250,000
China CITIC Bank [Member]
Short-term borrowings:
Maturity (Months)		September, 2025
Short-term borrowings		¥ 24,000,000		24,000,000
Bank of Ningbo [Member]
Short-term borrowings:
Annual Interest Rate		4.50%	4.50%
Maturity (Months)		January,2025
Short-term borrowings		¥ 10,000,000
Bank of Ningbo One [Member]
Short-term borrowings:
Annual Interest Rate		4.50%	4.50%
Maturity (Months)		May,2025
Short-term borrowings		¥ 20,000,000
Bank of Ningbo Two [Member]
Short-term borrowings:
Annual Interest Rate		4.10%	4.10%
Maturity (Months)		November, 2025
Short-term borrowings		¥ 10,000,000
Bank of Ningbo Three [Member]
Short-term borrowings:
Annual Interest Rate		4.10%	4.10%
Maturity (Months)		December, 2025
Short-term borrowings		¥ 10,000,000
Rural Commercial Bank [Member]
Short-term borrowings:
Annual Interest Rate		4.00%	4.00%
Maturity (Months)		November, 2025
Short-term borrowings		¥ 10,000,000
Guolong Juntu Financial Leasing Co., Ltd [Member]
Short-term borrowings:
Annual Interest Rate		4.30%	4.30%
Maturity (Months)		January,2024
Short-term borrowings				30,000,000
Guolong Juntu Financial Leasing Co., Ltd One [Member]
Short-term borrowings:
Annual Interest Rate		4.10%	4.10%
Maturity (Months)		May,2024
Short-term borrowings				20,000,000
Haier Financial Leasing Co. LTD [Member]
Long term loans and borrowings, current:
Annual Interest Rate	[1]	7.16%	7.16%
Maturity (Months)	[1]	April,2024
Long term loans and borrowings, current	[1]			¥ 1,250,000
Minimum [Member] | China CITIC Bank [Member]
Short-term borrowings:
Annual Interest Rate		3.90%	3.90%
Maximum [Member] | China CITIC Bank [Member]
Short-term borrowings:
Annual Interest Rate		3.98%	3.98%

[1]	During the year ended December 31, 2022, the Group sold certain equipment to Haier Financial Leasing Co. LTD (the “purchaser-lessor”) and simultaneously entered into contracts to lease back these assets from the purchaser-lessor for two years. Pursuant to the terms of the contracts, the Group is required to pay lease payments to the purchaser-lessor quarterly over the contract periods and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the leases. Through the leaseback, the Group substantially retains all of the benefits and risks incident to the ownership of the equipment sold and the Group does not transfer the control of the asset to the purchaser-lessor. Therefore, the lease transaction did not qualify as sale-leaseback transaction. Accordingly, the Group identified the transaction as financing arrangement and recorded as borrowings.